Accounts payable and accrued expenses (Tables)	12 Months Ended
Dec. 31, 2022
Accounts payable and accrued expenses [Abstract]
Accounts Payable and Accrued Expenses
Accounts payable and accrued expenses consist of the following:

(Dollars in thousands)	2022	2021
Accounts payable	$14,580	$11,111
Accrued interest	643	510
Accrued voyage expenses	8,019	2,426
Accrued employee compensation	2,391	1,712
Other[1]	3,764	3,903
Total accounts payable and accrued expenses	$29,398	$19,662

[1]	Other includes accrued operating expenses and accrued capital expenditures.